Investments in Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Disclosure Of Interests In Associates Explanatory
13.1 Details of investments in associates and joint ventures as of December 31, 2022 and 2023, are as follows:

	December 31, 2022
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	3,601	￦	5,978	￦	5,978	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		96,516		90,653		90,617	Investment finance	Korea
Aju Good Technology Venture Fund	38.47		8,143		19,840		19,836	Investment finance	Korea
KG Capital Co., Ltd.	49.00		9,800		20,250		19,162	Auto loans	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(15,963)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.86		440		60		60	Research, consulting, and big data	Korea
Paycoms Co., Ltd. 3	12.24		800		201		213	System software publishing	Korea
Food Factory Co., Ltd. 4	22.22		1,000		696		1,399	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		1,892		1,892	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		4,959		4,959	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		4,266		4,266	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		25,927		21,735		22,432	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,826		4,798		4,798	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		9,744		13,794		13,794	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		12,450		17,801		17,051	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,599		3,773		3,773	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		957		957	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		23,801		25,144		25,144	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		18,041		16,539		16,539	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		21,375		19,180		19,180	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,542		9,542	Investment finance	Korea
All Together Korea Fund No.2 5	99.99		10,000		10,244		10,244	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		10,006		12,554		12,554	Asset management	Korea
December & Company Inc. 1	16.78		29,951		3,735		16,029	Investment finance	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		630		630	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,321		3,321	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		12,775		10,483		10,483	Investment finance	Korea
G payment Joint Stock Company	43.84		9,029		2,917		9,281	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,965		1,965	Investment finance	Korea
KB-BridgePole Venture Investment Fund 1	6.30		850		835		835	Investment finance	Korea
KB-Kyobo New Mobility Power Fund	28.57		3,000		2,826		2,826	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.06		988		949		949	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.52		818		792		792	Investment finance	Korea
SKS-VLP New Technology Investment Fund No.2	23.11		1,156		1,121		1,121	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		45,157		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		2,137		1,475		1,475	Investment finance	Korea

	December 31, 2022
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
JS Private Equity Fund No.3	20.48	￦	1,700	￦	1,664	￦	1,664	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,979		1,979	Investment finance	Korea
KB-FT 1st Green Growth Investment Fund 1	10.34		2,000		1,970		1,970	Investment finance	Korea
Glenwood Credit Private Equity Fund No.2	29.89		42,000		43,468		43,468	Investment finance	Korea
THE CHAEUL FUND NO.1	31.25		1,000		989		989	Investment finance	Korea
Smart Korea KB Future9-Sejong Venture Fund	38.46		2,000		1,870		1,870	Investment finance	Korea
KB-KTB Technology Venture Fund 2	50.90		16,800		16,256		16,256	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	88.23		19,800		18,651		18,651	Investment finance	Korea
Paramark KB Fund No.1 1	17.34		12,199		10,966		10,966	Investment finance	Korea
KB Co-Investment Private Equity Fund No.1 1	7.12		7,268		7,269		7,233	Investment finance	Korea
POSITIVE Sobujang Venture Fund No.1	43.96		2,000		1,977		1,977	Investment finance	Korea
History 2022 Fintech Fund	34.78		2,000		1,981		1,981	Investment finance	Korea
PEBBLES-MW M.C.E New Technology Investment Fund 1 st	23.26		2,000		1,982		1,982	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		9,350		9,043		9,043	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		200,000		61,518		194,455	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		9,700		9,700	Investment finance	Korea
Shinhan Global Mobility Fund No.1	24.56		1,345		1,345		1,345	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,995		1,995		1,995	Investment finance	Korea
Others			2,029		(741)		1,048

		￦	743,867	￦	558,981	￦	682,669

	December 31, 2023
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund 2	66.66	￦	3,601	￦	6,062	￦	6,063	Investment finance	Korea
Balhae Infrastructure Company 1	12.61		95,437		93,803		93,766	Investment finance	Korea
Aju Good Technology Venture Fund	38.46		343		14,297		14,296	Investment finance	Korea
Incheon Bridge Co., Ltd. 1	14.99		9,158		(12,640)		—	Operation of highways and related facilities	Korea
Big Dipper Co., Ltd. 1	17.77		440		94		94	Research, consulting, and big data	Korea
Food Factory Co., Ltd. 4	22.22		1,000		654		1,483	Farm product distribution	Korea
KBSP Private Equity Fund No.4 1	14.95		6,100		2,495		2,494	Investment finance	Korea
Korea Credit Bureau Co., Ltd. 1	9.00		4,500		5,617		5,617	Credit information	Korea
KB Social Impact Investment Fund	30.00		4,500		4,853		4,853	Investment finance	Korea
KB-Solidus Global Healthcare Fund 2	43.33		17,217		17,789		18,485	Investment finance	Korea
POSCO-KB Shipbuilding Fund	31.25		1,826		4,738		4,738	Investment finance	Korea
KB-TS Technology Venture Private Equity Fund 2	56.00		9,072		12,372		12,372	Investment finance	Korea
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund 2	42.55		—		6,145		5,395	Investment finance	Korea
KB-SJ Tourism Venture Fund 1	18.52		4,599		3,242		3,242	Investment finance	Korea
UNION Media Commerce Fund	28.99		1,000		952		952	Investment finance	Korea
KB-Stonebridge Secondary Private Equity Fund 1	14.56		16,837		18,885		18,885	Investment finance	Korea
KB SPROTT Renewable Private Equity Fund No.1 2	37.69		17,566		15,946		15,910	Investment finance	Korea
KB-UTC Inno-Tech Venture Fund 2	44.29		19,124		15,680		17,977	Investment finance	Korea
WJ Private Equity Fund No.1	26.95		10,000		9,483		9,482	Investment finance	Korea
All Together Korea Fund No.2 5	99.99		10,000		10,541		10,541	Asset management	Korea
KB-NAU Special Situation Corporate Restructuring Private Equity Fund 1	12.00		9,572		17,810		17,810	Asset management	Korea
2020 KB Fintech Renaissance Fund 1	5.05		550		1,041		1,041	Investment finance	Korea
KB Material and Parts No.1 PEF 1	14.47		3,400		3,300		3,300	Investment finance	Korea
FineKB Private Equity Fund No.1	25.00		10,650		7,697		7,697	Investment finance	Korea
G payment Joint Stock Company	43.84		8,950		3,319		8,966	Investment advisory and securities trading	Vietnam
KB-GeneN Medical Venture Fund No.1	22.52		2,000		1,922		1,923	Investment finance	Korea
KB-BridgePole Venture Investment Fund 1	6.30		136		863		863	Investment finance	Korea
KB-Kyobo New Mobility Power Fund	28.57		3,000		2,622		2,622	Investment finance	Korea
DA-Friend New Technology Investment Fund No.2	27.40		988		927		928	Investment finance	Korea
Cornerstone Pentastone Fund No.4	21.05		818		775		775	Investment finance	Korea
Star-Lord General Investors Private Real Estate Investment Company No.10	26.24		46,700		27,213		—	Real estate investment	Korea
KB-Badgers Future Mobility ESG Fund No.1	40.91		7,675		6,106		6,105	Investment finance	Korea
JS Private Equity Fund No.3	20.48		1,700		1,862		1,862	Investment finance	Korea
Mirae Asset Mobility Investment Fund No.1	22.99		2,000		1,949		1,949	Investment finance	Korea
KB-FT 1st Green Growth Investment Fund 1	10.34		2,000		1,928		1,928	Investment finance	Korea
Glenwood Credit Private Equity Fund No.2	29.89		42,000		43,922		43,922	Investment finance	Korea
THE CHAEUL FUND NO.1	31.25		1,000		972		972	Investment finance	Korea
Smart Korea KB Future9-Sejong Venture Fund	38.46		2,366		2,398		2,398	Investment finance	Korea

	December 31, 2023
	Ownership (%)	Acquisition cost		Share of net asset amount		Carrying amount		Industry	Location
	(In millions of Korean won)
KB-KTB Technology Venture Fund 2	50.90	￦	22,401	￦	21,389	￦	21,391	Investment finance	Korea
KB-SOLIDUS Healthcare Investment Fund 2	90.40		42,540		41,326		40,172	Investment finance	Korea
Paramark KB Fund No.1 1	17.34		15,541		13,645		13,645	Investment finance	Korea
KB Co-Investment Private Equity Fund No.1 1	7.12		9,476		9,477		9,376	Investment finance	Korea
POSITIVE Sobujang Venture Fund No.1	44.00		2,000		1,965		1,965	Investment finance	Korea
History 2022 Fintech Fund	34.80		2,000		1,938		1,938	Investment finance	Korea
KB-NP Green ESG New Technology Venture Capital Fund	29.85		20,449		19,429		19,429	Investment finance	Korea
TMAP Mobility Co., Ltd. 1	8.25		199,981		51,866		183,572	Application software development and supply	Korea
Nextrade Co., Ltd. 1	6.64		9,700		9,225		9,225	Investment finance	Korea
Shinhan Global Mobility Fund No.1	24.56		1,345		1,324		1,324	Investment finance	Korea
SKB Next Unicorn K-Battery Fund No.1	24.84		1,908		1,890		1,890	Investment finance	Korea
Lakewood-AVES Fund No.1	39.06		2,000		1,977		1,977	Investment finance	Korea
MW-Pyco NewWave New Technology Investment Fund 4th 2	51.30		2,000		1,965		1,965	Investment finance	Korea
Bitgoeul Cheomdan Green 1st Co., Ltd. 1	19.00		190		165		165	Electricity	Korea
KB-SUSUNG 1st Investment Fund 1	15.00		3,000		2,953		2,953	Investment finance	Korea
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP	20.43		27,034		26,969		26,969	Investment finance	Korea
Friend 55 New Technology Business Investment Fund 2	53.30		1,200		1,182		1,182	Investment finance	Korea
DSIP-Pharos Bioenergy Fund	34.10		4,000		16,458		16,458	Investment finance	Korea
Shinhan-Eco Venture Fund 2nd	20.00		1,825		1,800		1,800	Investment finance	Korea
Leading H2O Fund 1	48.20		1,500		1,489		1,489	Investment finance	Korea
2023 JB Newtech No.2 Fund	25.70		1,800		1,786		1,786	Investment finance	Korea
U-KB Credit No.1 Private Equity	33.33		6,900		6,850		6,850	Investment finance	Korea
KB-BridgePole Venture Investment Fund No.2 1	14.29		1,500		1,494		1,494	Investment finance	Korea
Sirius Silicon Valley I New Technology Fund	20.43		500		485		485	Investment finance	Korea
Others			1,978		1,731		1,016

		￦	760,593	￦	598,413	￦	722,222

1
As of December 31, 2022 and 2023, the Group can exercise significant influence on the decision-making processes of the associate’s financial and business policies through participation in governing bodies.

2
In order to direct relevant activities, it is necessary to obtain the consent of the two co-operative
members; the Group has applied the equity method as the Group cannot control the investee by itself.

3	The ownership of Paycoms Co., Ltd. would be 21.68 % as of December 31, 2022, considering the potential voting rights of convertible bonds.
4	The ownership of Food Factory Co., Ltd. would be 30.00% and 30.00% as of December 31, 2022 and 2023, respectively, considering the potential voting rights of convertible bonds.
5	As of December 31, 2022 and 2023, the Group participates in the investment management committee but cannot exercise control.

Disclosure Of Reconciliation Of Summarised Financial Information Of Associate Accounted For Using Equity Method To Carrying Amount Of Interest In Associate Explanatory
13.2 Condensed financial information, adjustments to the carrying amount, and dividend from major investments in associates and joint ventures as of and for the years ended December 31, 2022 and 2023, are as follows:

	December 31, 2022*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	9,226	￦	260	￦	5,400	￦	8,966	￦	5,978	￦	—	￦	5,978
Balhae Infrastructure Company		781,317		62,422		765,686		718,895		90,653		(36)		90,617
Aju Good Technology Venture Fund		58,749		7,171		21,180		51,578		19,840		(4)		19,836
KG Capital Co., Ltd.		85,077		43,749		20,000		41,328		20,250		(1,088)		19,162
Incheon Bridge Co., Ltd.		554,738		661,227		61,096		(106,489)		(15,963)		15,963		—
Big Dipper Co., Ltd.		642		308		493		334		60		—		60
Paycoms Co., Ltd.		3,781		2,032		926		1,749		201		12		213
Food Factory Co., Ltd.		8,599		5,468		450		3,131		696		703		1,399
KBSP Private Equity Fund No.4		13,432		776		40,800		12,656		1,892		—		1,892
Korea Credit Bureau Co., Ltd.		155,165		100,065		10,000		55,100		4,959		—		4,959
KB Social Impact Investment Fund		14,658		439		15,000		14,219		4,266		—		4,266
KB-Solidus Global Healthcare Fund		50,796		639		23,100		50,157		21,735		697		22,432
POSCO-KB Shipbuilding Fund		15,675		321		5,840		15,354		4,798		—		4,798
KB-TS Technology Venture Private Equity Fund		30,346		5,714		17,400		24,632		13,794		—		13,794
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		42,538		705		31,020		41,833		17,801		(750)		17,051
KB-SJ Tourism Venture Fund		20,926		551		24,840		20,375		3,773		—		3,773
UNION Media Commerce Fund		3,319		18		3,450		3,301		957		—		957
KB-Stonebridge Secondary Private Equity Fund		172,979		349		163,413		172,630		25,144		—		25,144
KB SPROTT Renewable Private Equity Fund No.1		44,880		996		47,868		43,884		16,539		—		16,539
KB-UTC Inno-Tech Venture Fund		44,111		809		48,260		43,302		19,180		—		19,180
WJ Private Equity Fund No.1		35,561		161		37,100		35,400		9,542		—		9,542
All Together Korea Fund No.2		10,246		1		10,001		10,245		10,244		—		10,244
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		102,827		498		81,100		102,329		12,554		—		12,554
December & Company Inc.		35,602		13,271		37,367		22,331		3,735		12,294		16,029
2020 KB Fintech Renaissance Fund		12,529		38		10,900		12,491		630		—		630
KB Material and Parts No.1 PEF		22,953		2		23,500		22,951		3,321		—		3,321
FineKB Private Equity Fund No.1		43,759		1,828		51,100		41,931		10,483		—		10,483
G payment Joint Stock Company		10,177		3,523		2,950		6,654		2,917		6,364		9,281
KB-GeneN Medical Venture Fund No.1		8,770		48		8,880		8,722		1,965		—		1,965
KB-BridgePole Venture Investment Fund		13,331		73		13,500		13,258		835		—		835
KB-Kyobo New Mobility Power Fund		9,932		40		10,500		9,892		2,826		—		2,826
DA-Friend New Technology Investment Fund No.2		3,527		21		3,650		3,506		949		—		949
Cornerstone Pentastone Fund No.4		3,704		23		3,800		3,681		792		—		792
SKS-VLP New Technology Investment Fund No.2		4,855		2		5,001		4,853		1,121		—		1,121
Star-Lord General Investors Private Real Estate Investment Company No.10		585,401		413,283		178,000		172,118		45,157		(45,157)		—
KB-Badgers Future Mobility ESG Fund No.1		3,607		—		5,225		3,607		1,475		—		1,475

	December 31, 2022*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
JS Private Equity Fund No.3	￦	8,126	￦	1	￦	8,300	￦	8,125	￦	1,664	￦	—	￦	1,664
Mirae Asset Mobility Investment Fund No.1		8,683		73		8,700		8,610		1,979		—		1,979
KB-FT 1st Green Growth Investment Fund 1		19,051		—		19,345		19,051		1,970		—		1,970
Glenwood Credit Private Equity Fund No.2		145,787		376		140,500		145,411		43,468		—		43,468
THE CHAEUL FUND NO.1		3,166		—		3,200		3,166		989		—		989
Smart Korea KB Future9-Sejong Venture Fund		4,862		—		5,200		4,862		1,870		—		1,870
KB-KTB Technology Venture Fund		32,214		280		33,000		31,934		16,256		—		16,256
KB-SOLIDUS Healthcare Investment Fund		21,483		345		22,440		21,138		18,651		—		18,651
Paramark KB Fund No.1		63,260		22		70,169		63,238		10,966		—		10,966
KB Co-Investment Private Equity Fund No.1		101,771		198		102,067		101,573		7,269		(36)		7,233
POSITIVE Sobujang Venture Fund No.1		4,521		23		4,550		4,498		1,977		—		1,977
History 2022 Fintech Fund		5,695		—		5,750		5,695		1,981		—		1,981
PEBBLES-MW M.C.E New Technology Investment Fund 1 st		8,562		40		8,600		8,522		1,982		—		1,982
KB-NP Green ESG New Technology Venture Capital Fund		31,838		638		32,260		31,200		9,043		—		9,043
TMAP Mobility Co., Ltd.		920,597		174,696		8,677		745,901		61,518		132,937		194,455
Nextrade Co., Ltd.		146,100		—		146,100		146,100		9,700		—		9,700
Shinhan Global Mobility Fund1		5,474		—		5,700		5,474		1,345		—		1,345
SKB Next Unicorn K-Battery Fund No.1		5,705		14		5,691		5,691		1,995		—		1,995

	2022*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	1,699	￦	(917)	￦	—	￦	(917)	￦	—
Balhae Infrastructure Company		100,720		133,964		—		133,964		16,646
Aju Good Technology Venture Fund		22,381		6,018		—		6,018		1,200
KG Capital Co., Ltd.		11,569		474		374		848		—
Incheon Bridge Co., Ltd.		130,456		23,754		—		23,754		—
Big Dipper Co., Ltd.		834		(672)		—		(672)		—
Paycoms Co., Ltd.		1,266		399		—		399		—
Food Factory Co., Ltd.		9,059		605		—		605		—
KBSP Private Equity Fund No.4		6		(24,985)		—		(24,985)		—
Korea Credit Bureau Co., Ltd.		144,906		13,809		—		13,809		—
KB Social Impact Investment Fund		240		(55)		—		(55)		—
KB-Solidus Global Healthcare Fund		2,952		(15,775)		—		(15,775)		—
POSCO-KB Shipbuilding Fund		1,721		1,072		—		1,072		—
KB-TS Technology Venture Private Equity Fund		1,043		2,682		—		2,682		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		11,851		1,541		—		1,541		—
KB-SJ Tourism Venture Fund		719		145		—		145		—
UNION Media Commerce Fund		—		(8)		—		(8)		—
KB-Stonebridge Secondary Private Equity Fund		22,445		20,887		—		20,887		2,006

	2022*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends

	(In millions of Korean won)
KB SPROTT Renewable Private Equity Fund No.1	￦	—	￦	(1,020)	￦	—	￦	(1,020)	￦	—
KB-UTC Inno-Tech Venture Fund		—		(905)		(1,647)		(2,552)		—
WJ Private Equity Fund No.1		430		(229)		—		(229)		—
All Together Korea Fund No.2		179		173		—		173		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		21,470		5,713		—		5,713		—
December & Company Inc.		868		(32,002)		—		(32,002)		—
2020 KB Fintech Renaissance Fund		395		243		—		243		—
KB Material and Parts No.1 PEF		451		83		—		83		34
FineKB Private Equity Fund No.1		14,244		(7,938)		—		(7,938)		—
G payment Joint Stock Company		3,401		(831)		—		(831)		—
KB-GeneN Medical Venture Fund No.1		1		(158)		—		(158)		—
KB-BridgePole Venture Investment Fund		4		(242)		—		(242)		—
KB-Kyobo New Mobility Power Fund		2		(608)		—		(608)		—
DA-Friend New Technology Investment Fund No.2		—		(144)		—		(144)		—
Cornerstone Pentastone Fund No.4		—		(119)		—		(119)		—
SKS-VLP New Technology Investment Fund No.2		1		(148)		—		(148)		—
Star-Lord General Investors Private Real Estate Investment Company No.10		16,792		(4,254)		—		(4,254)		—
KB-Badgers Future Mobility ESG Fund No.1		—		(1,618)		—		(1,618)		—
JS Private Equity Fund No.3		—		(175)		—		(175)		—
Mirae Asset Mobility Investment Fund No.1		9		(90)		—		(90)		—
KB-FT 1st Green Growth Investment Fund 1		5		(294)		—		(294)		—
Glenwood Credit Private Equity Fund No.2		5,286		4,911		—		4,911		—
THE CHAEUL FUND NO.1		—		(34)		—		(34)		—
Smart Korea KB Future9-Sejong Venture Fund		13		(236)		—		(236)		—
KB-KTB Technology Venture Fund		134		(973)		—		(973)		—
KB-SOLIDUS Healthcare Investment Fund		14		(1,302)		—		(1,302)		—
Paramark KB Fund No.1		581		(6,010)		—		(6,010)		—
KB Co-Investment Private Equity Fund No.1		14		(494)		—		(494)		—
POSITIVE Sobujang Venture Fund No.1		1		(52)		—		(52)		—
History 2022 Fintech Fund		—		(55)		—		(55)		—
PEBBLES-MW M.C.E New Technology Investment Fund 1 st		—		(78)		—		(78)		—
KB-NP Green ESG New Technology Venture Capital Fund		19		(1,059)		—		(1,059)		—
TMAP Mobility Co., Ltd.		139,792		(132,476)		—		(132,476)		—
Nextrade Co., Ltd.		—		—		—		—		—
Shinhan Global Mobility Fund1		—		(226)		—		(226)		—
SKB Next Unicorn K-Battery Fund No.1		1		—		—		—		—

	December 31, 2023*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	9,095	￦	1	￦	5,400	￦	9,094	￦	6,062	￦	1	￦	6,063
Balhae Infrastructure Company		818,545		74,665		794,860		743,880		93,803		(37)		93,766
Aju Good Technology Venture Fund		37,569		395		900		37,174		14,297		(1)		14,296

	December 31, 2023*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
Incheon Bridge Co., Ltd.	￦	518,134	￦	602,460	￦	61,096	￦	(84,326)	￦	(12,640)	￦	12,640	￦	—
Big Dipper Co., Ltd.		813		285		495		528		94		—		94
Food Factory Co., Ltd.		9,138		6,196		450		2,942		654		829		1,483
KBSP Private Equity Fund No.4		16,807		571		39,700		16,236		2,495		(1)		2,494
Korea Credit Bureau Co., Ltd.		131,164		68,756		10,000		62,408		5,617		—		5,617
KB Social Impact Investment Fund		16,440		263		15,000		16,177		4,853		—		4,853
KB-Solidus Global Healthcare Fund		41,567		517		3,000		41,050		17,789		696		18,485
POSCO-KB Shipbuilding Fund		16,520		1,357		5,840		15,163		4,738		—		4,738
KB-TS Technology Venture Private Equity Fund		28,233		6,139		16,200		22,094		12,372		—		12,372
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		14,441		—		—		14,441		6,145		(750)		5,395
KB-SJ Tourism Venture Fund		18,003		498		24,840		17,505		3,242		—		3,242
UNION Media Commerce Fund		3,318		32		3,450		3,286		952		—		952
KB-Stonebridge Secondary Private Equity Fund		129,860		205		115,598		129,655		18,885		—		18,885
KB SPROTT Renewable Private Equity Fund No.1		42,868		379		46,868		42,489		15,946		(36)		15,910
KB-UTC Inno-Tech Venture Fund		35,978		573		43,180		35,405		15,680		2,297		17,977
WJ Private Equity Fund No.1		35,342		161		37,100		35,181		9,483		(1)		9,482
All Together Korea Fund No.2		10,543		1		10,001		10,542		10,541		—		10,541
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		145,519		474		76,400		145,045		17,810		—		17,810
2020 KB Fintech Renaissance Fund		20,664		38		10,900		20,626		1,041		—		1,041
KB Material and Parts No.1 PEF		22,808		2		23,500		22,806		3,300		—		3,300
FineKB Private Equity Fund No.1		30,930		141		42,600		30,789		7,697		—		7,697
G payment Joint Stock Company		10,018		2,386		2,950		7,632		3,319		5,647		8,966
KB-GeneN Medical Venture Fund No.1		8,583		48		8,880		8,535		1,922		1		1,923
KB-BridgePole Venture Investment Fund		13,781		72		2,160		13,709		863		—		863
KB-Kyobo New Mobility Power Fund		9,216		40		10,500		9,176		2,622		—		2,622
DA-Friend New Technology Investment Fund No.2		3,502		74		3,650		3,428		927		1		928
Cornerstone Pentastone Fund No.4		3,623		22		3,800		3,601		775		—		775
Star-Lord General Investors Private Real Estate Investment Company No.10		522,947		419,224		178,000		103,723		27,213		(27,213)		—
KB-Badgers Future Mobility ESG Fund No.1		15,600		672		18,766		14,928		6,106		(1)		6,105
JS Private Equity Fund No.3		9,090		1		8,300		9,089		1,862		—		1,862
Mirae Asset Mobility Investment Fund No.1		8,551		74		8,700		8,477		1,949		—		1,949

	December 31, 2023*
	Total assets		Total liabilities		Paid-in capital		Equity		Share of net asset amount		Unrealized gains (losses) and others		Consolidated carrying amount

	(In millions of Korean won)
KB-FT 1st Green Growth Investment Fund 1	￦	18,649	￦	—	￦	19,345	￦	18,649	￦	1,928	￦	—	￦	1,928
Glenwood Credit Private Equity Fund No.2		147,385		455		140,500		146,930		43,922		—		43,922
THE CHAEUL FUND NO.1		3,111		—		3,200		3,111		972		—		972
Smart Korea KB Future9-Sejong Venture Fund		6,314		81		6,152		6,233		2,398		—		2,398
KB-KTB Technology Venture Fund		42,263		246		44,000		42,017		21,389		2		21,391
KB-SOLIDUS Healthcare Investment Fund		44,875		330		47,190		44,545		41,326		(1,154)		40,172
Paramark KB Fund No.1		78,715		28		89,441		78,687		13,645		—		13,645
KB Co-Investment Private Equity Fund No.1		131,929		257		133,075		131,672		9,477		(101)		9,376
POSITIVE Sobujang Venture Fund No.1		4,494		23		4,550		4,471		1,965		—		1,965
History 2022 Fintech Fund		5,611		39		5,750		5,572		1,938		—		1,938
KB-NP Green ESG New Technology Venture Capital Fund		68,228		1,193		70,557		67,035		19,429		—		19,429
TMAP Mobility Co., Ltd.		849,894		220,824		8,680		629,070		51,866		131,706		183,572
Nextrade Co., Ltd.		139,245		296		146,100		138,949		9,225		—		9,225
Shinhan Global Mobility Fund No.1		5,389		1		5,700		5,388		1,324		—		1,324
SKB Next Unicorn K-Battery Fund No.1		7,609		—		7,700		7,609		1,890		—		1,890
Lakewood-AVES Fund No.1		5,065		4		5,120		5,061		1,977		—		1,977
MW-Pyco NewWave New Technology Investment Fund 4th		3,832		—		3,900		3,832		1,965		—		1,965
Bitgoeul Cheomdan Green 1st Co., Ltd.		877		6		1,000		871		165		—		165
KB-SUSUNG 1st Investment Fund		19,690		—		20,000		19,690		2,953		—		2,953
Friend 55 New Technology Business Investment Fund		2,220		3		2,250		2,217		1,182		—		1,182
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP		132,025		11		132,331		132,014		26,969		—		26,969
DSIP-Pharos Bioenergy Fund		48,307		44		11,730		48,263		16,458		—		16,458
Shinhan-Eco Venture Fund 2nd		9,067		66		9,125		9,001		1,800		—		1,800
Leading H2O Fund 1		3,088		1		3,110		3,087		1,489		—		1,489
2023 JB Newtech No.2 Fund		6,946		2		7,000		6,944		1,786		—		1,786
U-KB Credit No.1 Private Equity		20,557		6		20,700		20,551		6,851		(1)		6,850
KB-BridgePole Venture Investment Fund No.2		10,502		41		10,500		10,461		1,494		—		1,494
Sirius Silicon Valley I New Technology Fund		2,040		2		2,100		2,038		485		—		485

	2023*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	—	￦	(12)	￦	—	￦	(12)	￦	—
Balhae Infrastructure Company		126,682		121,783		—		121,783		9,582
Aju Good Technology Venture Fund		20,386		15,176		—		15,176		3,577
Incheon Bridge Co., Ltd.		128,860		22,110		—		22,110		—
Big Dipper Co., Ltd.		324		(242)		—		(242)		—
Food Factory Co., Ltd.		10,283		(89)		—		(89)		—
KBSP Private Equity Fund No.4		3,894		4,073		—		4,073		—
Korea Credit Bureau Co., Ltd.		163,707		8,012		—		8,012		90
KB Social Impact Investment Fund		2,230		1,958		—		1,958		—
KB-Solidus Global Healthcare Fund		42,005		36,193		—		36,193		10,920
POSCO-KB Shipbuilding Fund		709		(191)		—		(191)		—
KB-TS Technology Venture Private Equity Fund		836		362		—		362		—
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		7,610		2,302		—		2,302		—
KB-SJ Tourism Venture Fund		664		(2,870)		—		(2,870)		—
UNION Media Commerce Fund		—		(16)		—		(16)		—
KB-Stonebridge Secondary Private Equity Fund		9,698		7,558		—		7,558		396
KB SPROTT Renewable Private Equity Fund No.1		26		(689)		—		(689)		—
KB-UTC Inno-Tech Venture Fund		758		(5,024)		2,208		(2,816)		3
WJ Private Equity Fund No.1		430		(218)		—		(218)		—
All Together Korea Fund No.2		303		297		—		297		—
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		58,734		47,415		—		47,415		—
2020 KB Fintech Renaissance Fund		8,289		8,134		—		8,134		—
KB Material and Parts No.1 PEF		451		90		—		90		34
FineKB Private Equity Fund No.1		820		(2,578)		—		(2,578)		16
G payment Joint Stock Company		11,434		(539)		—		(539)		—
KB-GeneN Medical Venture Fund No.1		—		(187)		—		(187)		—
KB-BridgePole Venture Investment Fund		22,202		21,916		—		21,916		638
KB-Kyobo New Mobility Power Fund		1		(715)		—		(715)		—
DA-Friend New Technology Investment Fund No.2		—		(78)		—		(78)		—
Cornerstone Pentastone Fund No.4		—		(81)		—		(81)		—
Star-Lord General Investors Private Real Estate Investment Company No.10		33,947		(55,599)		—		(55,599)		—
KB-Badgers Future Mobility ESG Fund No.1		150		(2,219)		—		(2,219)		—
JS Private Equity Fund No.3		1,135		963		—		963		—
Mirae Asset Mobility Investment Fund No.1		19		(133)		—		(133)		—
KB-FT 1st Green Growth Investment Fund 1		3		(402)		—		(402)		—
Glenwood Credit Private Equity Fund No.2		10,374		9,611		—		9,611		2,428
THE CHAEUL FUND NO.1		1		(55)		—		(55)		—
Smart Korea KB Future9-Sejong Venture Fund		667		391		—		391		—
KB-KTB Technology Venture Fund		166		(917)		—		(917)		—
KB-SOLIDUS Healthcare Investment Fund		16		(1,344)		—		(1,344)		—
Paramark KB Fund No.1		1,085		(3,824)		—		(3,824)		—
KB Co-Investment Private Equity Fund No.1		21		(908)		—		(908)		—
POSITIVE Sobujang Venture Fund No.1		75		(28)		—		(28)		—
History 2022 Fintech Fund		1		(123)		—		(123)		—
KB-NP Green ESG New Technology Venture Capital Fund		21		(2,463)		—		(2,463)		—
TMAP Mobility Co., Ltd.		294,016		(100,432)		—		(100,432)		—
Nextrade Co., Ltd.		—		(7,150)		—		(7,150)		—
Shinhan Global Mobility Fund No.1		—		(115)		—		(115)		—
SKB Next Unicorn K-Battery Fund No.1		123		(87)		—		(87)		—
Lakewood-AVES Fund No.1		—		(60)		—		(60)		—
MW-Pyco NewWave New Technology Investment Fund 4th		1		(68)		—		(68)		—
Bitgoeul Cheomdan Green 1st Co., Ltd.		—		(124)		—		(124)		—

	2023*
	Operating revenue		Net profit (loss)		Other comprehensive income (loss)		Total comprehensive income (loss)		Dividends
	(In millions of Korean won)
KB-SUSUNG 1st Investment Fund	￦	47	￦	(310)	￦	—	￦	(310)	￦	—
Friend 55 New Technology Business Investment Fund		3		(33)		—		(33)		—
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP		—		(225)		(93)		(318)		—
DSIP-Pharos Bioenergy Fund		36,813		36,533		—		36,533		—
Shinhan-Eco Venture Fund 2nd		2		(125)		—		(125)		—
Leading H2O Fund 1		5		(23)		—		(23)		—
2023 JB Newtech No.2 Fund		2		(56)		—		(56)		—
U-KB Credit No.1 Private Equity		345		(149)		—		(149)		—
KB-BridgePole Venture Investment Fund No.2		2		(39)		—		(39)		—
Sirius Silicon Valley I New Technology Fund		1		(62)		—		(62)		—

*
The condensed financial information of the associates and joint ventures is adjusted to reflect adjustments, such as fair value adjustments recognized at the time of acquisition and adjustments for differences in accounting policies.

Schedule Of Changes Investments In Associates
13.3 Changes in carrying amount of investments in associates and joint ventures for the years ended December 31, 2022 and 2023, are as follows:

	2022*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Ending

	(In millions of Korean won)
KB Pre IPO Secondary Venture Fund No.1	￦	1,622	￦	—	￦	(1,429)	￦	—	￦	(193)	￦	—	￦	—
KB-KDBC Pre-IPO New Technology Business Investment Fund		11,789		—		(5,200)		—		(611)		—		5,978
KB Star Office Private Real Estate Master Fund No.1		26,240		—		(5,960)		(20,280)		—		—		—
Balhae Infrastructure Company		99,785		—		(9,408)		(16,646)		16,886		—		90,617
Incheon Bridge Co., Ltd.		—		—		—		—		—		—		—
Aju Good Technology Venture Fund		22,921		—		(4,200)		(1,200)		2,315		—		19,836
KG Capital Co., Ltd.		18,222		—		—		—		757		183		19,162
Big Dipper Co., Ltd.		—		291		—		—		(231)		—		60
Paycoms Co., Ltd.		525		—		—		—		(312)		—		213
Food Factory Co., Ltd.		1,320		—		—		—		132		(53)		1,399
KBSP Private Equity Fund No.4		5,628		—		—		—		(3,736)		—		1,892
Korea Credit Bureau Co., Ltd.		4,497		—		—		—		462		—		4,959
KB Social Impact Investment Fund		4,282		—		—		—		(16)		—		4,266
KB-Solidus Global Healthcare Fund		48,898		—		(19,630)		—		(6,836)		—		22,432
POSCO-KB Shipbuilding Fund		5,413		—		(950)		—		335		—		4,798
KB-TS Technology Venture Private Equity Fund		16,828		—		(4,536)		—		1,502		—		13,794
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		28,919		—		(12,800)		—		932		—		17,051
KB-SJ Tourism Venture Fund		4,146		—		(400)		—		27		—		3,773
UNION Media Commerce Fund		959		—		—		—		(2)		—		957
KB-Stonebridge Secondary Private Equity Fund		21,948		4,370		(2,210)		(2,006)		3,042		—		25,144
KB SPROTT Renewable Private Equity Fund No.1		4,680		12,246		—		—		(387)		—		16,539
KB-UTC Inno-Tech Venture Fund		20,972		—		—		—		(1,306)		(486)		19,180
WJ Private Equity Fund No.1		9,604		—		—		—		(62)		—		9,542
All Together Korea Fund No.2		10,070		—		—		—		174		—		10,244
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		15,254		1,320		(4,706)		—		686		—		12,554
Project Vanilla Co., Ltd.		525		—		(525)		—		—		—		—
December & Company Inc.		21,388		—		(49)		—		(5,353)		43		16,029
2020 KB Fintech Renaissance Fund		618		—		—		—		12		—		630
KB Material and Parts No.1 PEF		3,343		—		—		(34)		12		—		3,321
FineKB Private Equity Fund No.1		8,067		7,500		(3,100)		—		(1,984)		—		10,483
KB Bio Private Equity No.3 Ltd.		9,950		—		(3,922)		(6,028)		—		—		—
G payment Joint Stock Company		9,350		295		—		—		(364)		—		9,281
Apollo REIT PropCo LLC		—		19,968		(19,968)		—		—		—		—
KB-GeneN Medical Venture Fund No.1		—		2,000		—		—		(35)		—		1,965
KB-BridgePole Venture Investment Fund		—		850		—		—		(15)		—		835
KB-Kyobo New Mobility Power Fund		—		3,000		—		—		(174)		—		2,826
DA-Friend New Technology Investment Fund No.2		—		988		—		—		(39)		—		949
Cornerstone Pentastone Fund No.4		—		818		—		—		(26)		—		792
SKS-VLP New Technology Investment Fund No.2		—		1,156		—		—		(35)		—		1,121

	2022*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Ending

	(In millions of Korean won)
Star-Lord General Investors Private Real Estate Investment Company No.10	￦	—	￦	46,700	￦	—	￦	—	￦	(46,700)	￦	—	￦	—
KB-Badgers Future Mobility ESG Fund No.1		—		2,137		—		—		(662)		—		1,475
JS Private Equity Fund No.3		—		1,700		—		—		(36)		—		1,664
Mirae Asset Mobility Investment Fund No.1		—		2,000		—		—		(21)		—		1,979
KB-FT 1st Green Growth Investment Fund 1		—		2,000		—		—		(30)		—		1,970
Glenwood Credit Private Equity Fund No.2		—		42,000		—		—		1,468		—		43,468
THE CHAEUL FUND NO.1		—		1,000		—		—		(11)		—		989
Smart Korea KB Future9-Sejong Venture Fund		962		1,000		—		—		(92)		—		1,870
KB-KTB Technology Venture Fund		5,554		11,200		—		—		(498)		—		16,256
KB-SOLIDUS Healthcare Investment Fund		1,800		18,000		—		—		(1,149)		—		18,651
Paramark KB Fund No.1		1,850		12,444		(2,285)		—		(1,043)		—		10,966
KB Co-Investment Private Equity Fund No.1		—		7,268		—		—		(35)		—		7,233
POSITIVE Sobujang Venture Fund No.1		—		2,000		—		—		(23)		—		1,977
History 2022 Fintech Fund		—		2,000		—		—		(19)		—		1,981
PEBBLES-MW M.C.E New Technology Investment Fund 1 st		—		2,000		—		—		(18)		—		1,982
KB-NP Green ESG New Technology Venture Capital Fund		—		9,350		—		—		(307)		—		9,043
TMAP Mobility Co., Ltd.		—		200,000		—		—		(5,797)		252		194,455
Nextrade Co., Ltd.		—		9,700		—		—		—		—		9,700
Shinhan Global Mobility Fund1		—		1,345		—		—		—		—		1,345
SKB Next Unicorn K-Battery Fund No.1		—		1,995		—		—		—		—		1,995
Others		789		50		(44)		—		75		178		1,048

	￦	448,718	￦	430,691	￦	(101,322)	￦	(46,194)	￦	(49,341)	￦	117	￦	682,669

	2023*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending

	(In millions of Korean won)
KB-KDBC Pre-IPO New Technology Business Investment Fund	￦	5,978	￦	—	￦	—	￦	—	￦	85	￦	—	￦	—	￦	6,063
Balhae Infrastructure Company		90,617		—		(1,079)		(9,582)		13,810		—		—		93,766
Hahn & Company No. 4-3 Private Equity Fund		—		8,188		(7,253)		—		(935)		—		—		—
Aju Good Technology Venture Fund		19,836		—		(7,800)		(3,577)		5,837		—		—		14,296
KG Capital Co., Ltd.		19,162		—		—		—		252		(2)		(19,412)		—
Big Dipper Co., Ltd.		60		—		—		—		17		17		—		94
Paycoms Co., Ltd.		213		—		—		—		(57)		—		(156)		—
Food Factory Co., Ltd.		1,399		—		—		—		83		1		—		1,483
KBSP Private Equity Fund No.4		1,892		—		—		—		509		93		—		2,494
Korea Credit Bureau Co., Ltd.		4,959		—		—		(90)		748		—		—		5,617
KB Social Impact Investment Fund		4,266		—		—		—		587		—		—		4,853
KB-Solidus Global Healthcare Fund		22,432		—		(8,710)		(10,920)		15,683		—		—		18,485
POSCO-KB Shipbuilding Fund		4,798		—		—		—		(60)		—		—		4,738
KB-TS Technology Venture Private Equity Fund		13,794		—		(672)		—		(750)		—		—		12,372
KB-Brain KOSDAQ Scale-up New Technology Business Investment Fund		17,051		—		(13,200)		—		1,544		—		—		5,395
KB-SJ Tourism Venture Fund		3,773		—		—		—		(531)		—		—		3,242
UNION Media Commerce Fund		957		—		—		—		(5)		—		—		952
KB-Stonebridge Secondary Private Equity Fund		25,144		—		(6,964)		(396)		1,101		—		—		18,885
KB SPROTT Renewable Private Equity Fund No.1		16,539		—		(475)		—		(154)		—		—		15,910
KB-UTC Inno-Tech Venture Fund		19,180		—		(2,251)		(3)		399		652		—		17,977
WJ Private Equity Fund No.1		9,542		—		—		—		(60)		—		—		9,482
All Together Korea Fund No.2		10,244		—		—		—		297		—		—		10,541
KB-NAU Special Situation Corporate Restructuring Private Equity Fund		12,554		1,800		(2,234)		—		5,690		—		—		17,810
December & Company Inc.		16,029		—		(14,864)		—		—		—		(1,165)		—
2020 KB Fintech Renaissance Fund		630		—		—		—		411		—		—		1,041
KB Material and Parts No.1 PEF		3,321		—		—		(34)		13		—		—		3,300
FineKB Private Equity Fund No.1		10,483		—		(2,125)		(16)		(645)		—		—		7,697
G payment Joint Stock Company		9,281		—		(79)		—		(236)		—		—		8,966
KB-GeneN Medical Venture Fund No.1		1,965		—		—		—		(42)		—		—		1,923
KB-BridgePole Venture Investment Fund		835		—		(714)		(638)		1,380		—		—		863
KB-Kyobo New Mobility Power Fund		2,826		—		—		—		(204)		—		—		2,622
DA-Friend New Technology Investment Fund No.2		949		—		—		—		(21)		—		—		928
Cornerstone Pentastone Fund No.4		792		—		—		—		(17)		—		—		775
SKS-VLP New Technology Investment Fund No.2		1,121		—		(1,121)		—		—		—		—		—
KB-Badgers Future Mobility ESG Fund No.1		1,475		5,538		—		—		(908)		—		—		6,105
JS Private Equity Fund No.3		1,664		—		—		—		198		—		—		1,862
Mirae Asset Mobility Investment Fund No.1		1,979		—		—		—		(30)		—		—		1,949
KB-FT 1st Green Growth Investment Fund 1		1,970		—		—		—		(42)		—		—		1,928
Glenwood Credit Private Equity Fund No.2		43,468		—		—		(2,428)		2,882		—		—		43,922
THE CHAEUL FUND NO.1		989		—		—		—		(17)		—		—		972

	2023*
	Beginning		Acquisition and others		Disposal and others		Dividends		Gains (losses) on equity- method accounting		Other compre- hensive income (loss)		Others		Ending

	(In millions of Korean won)
Smart Korea KB Future9-Sejong Venture Fund	￦	1,870	￦	1,000	￦	(634)	￦	—	￦	162	￦	—	￦	—	￦	2,398
KB-KTB Technology Venture Fund		16,256		5,601		—		—		(466)		—		—		21,391
KB-SOLIDUS Healthcare Investment Fund		18,651		22,752		(12)		—		(1,219)		—		—		40,172
Paramark KB Fund No.1		10,966		3,342		—		—		(663)		—		—		13,645
KB Co-Investment Private Equity Fund No.1		7,233		2,208		—		—		(65)		—		—		9,376
POSITIVE Sobujang Venture Fund No.1		1,977		—		—		—		(12)		—		—		1,965
History 2022 Fintech Fund		1,981		—		—		—		(43)		—		—		1,938
PEBBLES-MW M.C.E New Technology Investment Fund 1 st		1,982		—		(1,982)		—		—		—		—		—
KB-NP Green ESG New Technology Venture Capital Fund		9,043		11,099		—		—		(713)		—		—		19,429
TMAP Mobility Co., Ltd.		194,455		—		(19)		—		(11,893)		1,029		—		183,572
Nextrade Co., Ltd.		9,700		—		—		—		(475)		—		—		9,225
Shinhan Global Mobility Fund No.1		1,345		—		—		—		(21)		—		—		1,324
SKB Next Unicorn K-Battery Fund No.1		1,995		—		(87)		—		(18)		—		—		1,890
Lakewood-AVES Fund No.1		—		2,000		—		—		(23)		—		—		1,977
MW-Pyco NewWave New Technology Investment Fund 4th		—		2,000		—		—		(35)		—		—		1,965
Bitgoeul Cheomdan Green 1st Co., Ltd.		—		190		—		—		(24)		(1)		—		165
KB-SUSUNG 1st Investment Fund		—		3,000		—		—		(47)		—		—		2,953
Friend 55 New Technology Business Investment Fund		—		1,200		—		—		(18)		—		—		1,182
KAELEEWALEE GLOBAL SAELAENJINSAMO INVESTMENT JE2HO LIMITED PARTNERSHIP		—		27,034		—		—		(46)		(19)		—		26,969
DSIP-Pharos Bioenergy Fund		—		4,000		—		—		12,458		—		—		16,458
Shinhan-Eco Venture Fund 2nd		—		1,825		—		—		(25)		—		—		1,800
Leading H2O Fund 1		—		1,500		—		—		(11)		—		—		1,489
2023 JB Newtech No.2 Fund		—		1,800		—		—		(14)		—		—		1,786
U-KB Credit No.1 Private Equity		—		6,900		—		—		(50)		—		—		6,850
KB-BridgePole Venture Investment Fund No.2		—		1,500		—		—		(6)		—		—		1,494
Sirius Silicon Valley I New Technology Fund		—		500		—		—		(15)		—		—		485
Others		1,048		16		(208)		—		1,899		(1,739)		—		1,016

	￦	682,669	￦	114,993	￦	(72,483)	￦	(27,684)	￦	45,429	￦	31	￦	(20,733)	￦	722,222

*	Gains on disposal of investments in associates and joint ventures amount to ￦ 20,585 million ￦ 6,853 million for the years ended December 31, 2022 and 2023, respectively.

Schedule Of Accumulated Unrecognized Share Of Losses Investment In Associates
13.4 Unrecognized share of losses of investments in associates and joint ventures due to the discontinuation of recognizing share of losses, for the years ended December 31, 2022 and 2023, and accumulated amount of unrecognized losses as of December 31, 2022 and 2023, are as follows:

	Unrecognized losses for the period				Accumulated unrecognized losses
	2022		2023		December 31, 2022		December 31, 2023

	(In millions of Korean won)
DSMETAL Co., Ltd.	￦	—	￦	—	￦	103	￦	103
Incheon Bridge Co., Ltd.		(3,518)		(3,323)		15,963		12,640
Jungdong Steel Co., Ltd.		—		—		489		489
Shinla Construction Co., Ltd.		—		—		183		183
Jaeyang Industry Co., Ltd.		—		—		30		30
Terra Corporation		—		—		14		14
Jungdo Co., Ltd.		(8)		(120)		543		423
Jinseung Tech Co., Ltd.		—		(18)		18		—
Korea NM Tech Co., Ltd.		3		3		31		34
Chongil Machine & Tools Co., Ltd.		7		—		75		75
Skydigital Inc.		3		20		177		197
Imt Technology Co., Ltd.		—		—		—		—
Jo Yang Industrial Co., Ltd.		8		36		113		149
IDTECK Co., Ltd.		(144)		—		—		—
MJT&I Corp.		1		(1)		153		152
Dae-A Leisure Co., Ltd.		310		87		512		599
Il-Kwang Electronic Materials Co., Ltd.		(2)		—		158		158
Dongjo Co., Ltd.		696		(147)		696		549
Iwon Alloy Co., Ltd.		19		(1)		19		18
Chunsung-meat co., ltd.		24		9		24		33
ALTSCS CO., LTD.		1		395		1		396
RAND Bio Science Co., Ltd.		231		187		540		727
Star-Lord General Investors Private Real Estate Investment Company No.10		9,741		7,691		9,741		17,432

	￦	7,372	￦	4,818	￦	29,583	￦	34,401